Annual Operating Expenses {- Fidelity Government Income Fund} - 08.31 Fidelity Government Bond Funds Combo PRO-08 - Fidelity Government Income Fund - Fidelity Government Income Fund	Oct. 29, 2022
Operating Expenses:
Management fee	0.30%
Distribution and/or Service (12b-1) fees	none
Other expenses	0.15%
Total annual operating expenses	0.45%